Consolidated Statements of Operations - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025		Sep. 30, 2024
Total revenues, net		$ 3,214,991		$ 18,983,787	$ 22,853	$ 10,297,778		$ 1,930,291
Total cost of revenue		(3,201,338)		(18,882,718)	(7,374)	(10,171,937)		(1,898,122)
Gross profit		13,653		101,069	15,479	125,841		32,169
Operating expenses		(1,337,791)	(752,677)	(3,417,780)	(2,270,435)	(4,419,331)		(6,425,572)
Allowance for credit loss						(2,098)		(3,450,141)
Inventory write-down						(902,776)		(815,498)
Impairment loss on assets held for sale								(203,973)
Loss from operations		(1,324,138)	(752,677)	(3,316,711)	(2,254,956)	(5,198,364)		(10,863,015)
Fair value variation		(14,131,150)		(31,633,746)		2,024,465		(82,844)
Loss from investment								(1,092,169)
Other income		944	394,588	77,046	403,635	474,954		532,593
Other expense		(117)	(7,303)	(7,323)	(50,320)	(309,121)		(665,795)
Gain on disposal of subsidiary		19,824		19,824
Loss on acquisition			(20,164)		(20,164)	(20,210)
Goodwill impairment						(1,859,184)
Interest expense, net								(7,583)
Net loss from continuing operations		(15,434,637)	(385,556)	(34,860,910)	(1,921,805)	(4,887,460)		(12,178,813)
Gain from discontinued operations	[1]							3,206,078
Net loss before tax						(4,887,460)		(8,972,735)
Income tax						(3,095)
Net loss		(15,434,637)	(385,556)	(34,860,910)	(1,921,805)	(4,890,555)		(8,972,735)
Non-controlling interest		(11,211)		6,208		(7,159)
Net loss attributable to CIMG Inc.		$ (15,423,426)	$ (385,556)	$ (34,867,118)	$ (1,921,805)	$ (4,883,396)		$ (8,972,735)
Basic loss per common share		$ (0.49)	$ (0.57)	$ (1.56)	$ (3.42)	$ (2.80)	[2]	$ (83.46)	[2]
Diluted loss per common share		$ (0.49)	$ (0.57)	$ (1.56)	$ (3.42)	$ (2.80)	[2]	$ (83.46)	[2]
Basic weighted average number of common stock outstanding		31,385,302	677,517	22,356,669	562,071	1,744,688	[2]	107,515	[2]
Diluted weighted average number of common stock outstanding		31,385,302	677,517	22,356,669	562,071	1,744,688	[2]	107,515	[2]
Product [Member]
Total revenues, net						$ 10,231,791		$ 1,930,291
Total cost of revenue						(10,108,590)		(1,898,122)
Service [Member]
Total revenues, net						65,987
Total cost of revenue						$ (63,347)

[1]	On June 7, 2024, the Company sold (i) NuZee Korea Ltd., a company incorporated in Korea, and (ii) NuZee Investment Co., Ltd., a company incorporated in Japan, each of which was a wholly owned subsidiary of the Company.
[2]	On December 5, 2025, the Company effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of its issued and outstanding shares of common stock, par value $0.00001 per share. As a result of the Reverse Stock Split, the number of issued and outstanding shares of common stock was reduced from 196,514,084 shares to approximately 9,825,704 shares, retroactively adjusted for all periods presented.